Defined benefit plans (Detail 5.2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Total gains / (losses) recognized in other comprehensive income, before tax	$ 2	$ (327)
Major plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(846)	(1,832)
Return on plan assets excluding interest income	2,639	2,324
Asset ceiling effect excluding interest expense and foreign currency translation	(1,821)	(814)
Total gains / (losses) recognized in other comprehensive income, before tax	(27)	(323)
Major plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	1,267	(1,421)
Major plans | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(3)	(230)
Major plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(318)	0
Major plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(194)	50
Major plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	5	333
Major plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(68)	(142)
Major plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(1,535)	(423)
Swiss pension plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(837)	(1,279)
Return on plan assets excluding interest income	2,322	1,818
Asset ceiling effect excluding interest expense and foreign currency translation	(1,821)	(814)
Total gains / (losses) recognized in other comprehensive income, before tax	(336)	(276)
Swiss pension plan | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	870	(777)
Swiss pension plan | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(3)	(230)
Swiss pension plan | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
Swiss pension plan | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(193)	26
Swiss pension plan | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	261
Swiss pension plan | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(47)	(99)
Swiss pension plan | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(1,464)	(460)
UK pension plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(71)	(449)
Return on plan assets excluding interest income	277	388
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	207	(61)
UK pension plan | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	319	(504)
UK pension plan | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
UK pension plan | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(316)	(1)
UK pension plan | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
UK pension plan | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	9	22
UK pension plan | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(23)	(8)
UK pension plan | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(59)	42
US and German pension plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	62	(105)
Return on plan assets excluding interest income	40	118
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	103	14
US and German pension plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	77	(141)
US and German pension plans | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
US and German pension plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(1)	1
US and German pension plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(1)	24
US and German pension plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(3)	50
US and German pension plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	2	(34)
US and German pension plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(12)	(5)
Remaining plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Total gains / (losses) recognized in other comprehensive income, before tax	30	(4)
UBS AG
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Total gains / (losses) recognized in other comprehensive income, before tax	133	(222)
UBS AG | Major plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(498)	(1,231)
Return on plan assets excluding interest income	1,637	1,469
Asset ceiling effect excluding interest expense and foreign currency translation	(1,037)	(457)
Total gains / (losses) recognized in other comprehensive income, before tax	102	(219)
UBS AG | Major plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	890	(1,092)
UBS AG | Major plans | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(2)	(132)
UBS AG | Major plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(317)	0
UBS AG | Major plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(110)	39
UBS AG | Major plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	5	156
UBS AG | Major plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(45)	(75)
UBS AG | Major plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(919)	(127)
UBS AG | Swiss pension plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(490)	(677)
Return on plan assets excluding interest income	1,319	962
Asset ceiling effect excluding interest expense and foreign currency translation	(1,037)	(457)
Total gains / (losses) recognized in other comprehensive income, before tax	(207)	(172)
UBS AG | Swiss pension plan | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	494	(447)
UBS AG | Swiss pension plan | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(2)	(132)
UBS AG | Swiss pension plan | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
UBS AG | Swiss pension plan | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(110)	15
UBS AG | Swiss pension plan | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	84
UBS AG | Swiss pension plan | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(24)	(33)
UBS AG | Swiss pension plan | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(848)	(165)
UBS AG | UK pension plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(71)	(449)
Return on plan assets excluding interest income	277	388
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	207	(61)
UBS AG | UK pension plan | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	319	(504)
UBS AG | UK pension plan | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
UBS AG | UK pension plan | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(316)	(1)
UBS AG | UK pension plan | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
UBS AG | UK pension plan | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	9	22
UBS AG | UK pension plan | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(23)	(8)
UBS AG | UK pension plan | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(59)	42
UBS AG | US and German pension plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	62	(105)
Return on plan assets excluding interest income	40	118
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	103	14
UBS AG | US and German pension plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	77	(141)
UBS AG | US and German pension plans | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	0	0
UBS AG | US and German pension plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(1)	1
UBS AG | US and German pension plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(1)	24
UBS AG | US and German pension plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(3)	50
UBS AG | US and German pension plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	2	(34)
UBS AG | US and German pension plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Remeasurement of defined benefit obligation	(12)	(5)
UBS AG | Remaining plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Table]
Total gains / (losses) recognized in other comprehensive income, before tax	$ 31	$ (3)